Balance Sheets (Parentheticals)	Dec. 31, 2021 USD ($) $ / shares shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	4,809,070
Common stock, shares outstanding (in shares)	4,809,070
Common stock payable, shares (in shares)	11,585
Related Party [Member]
Debt discounts, non current | $	$ 699,213